Distribution Date:	03/17/25	Benchmark 2020-B20 Mortgage Trust
Determination Date:	03/11/25
Next Distribution Date:	04/17/25
Record Date:	02/28/25	BENCHMARK 2020-B20 Mortgage Trust
Series 2020-B20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	14-15		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162XBC7	0.556300%	13,046,000.00	361,486.00	361,486.00	167.58	0.00	0.00	361,653.58	0.00	0.00%	30.00%
A-2	08162XBD5	1.750300%	69,728,000.00	69,728,000.00	26,944,953.30	101,704.10	0.00	0.00	27,046,657.40	42,783,046.70	31.47%	30.00%
A-3	08162XBE3	1.945400%	68,875,000.00	68,875,000.00	0.00	111,657.85	0.00	0.00	111,657.85	68,875,000.00	31.47%	30.00%
A-4	08162XBF0	1.746200%	170,000,000.00	170,000,000.00	0.00	247,378.33	0.00	0.00	247,378.33	170,000,000.00	31.47%	30.00%
A-5	08162XBG8	2.034100%	260,642,000.00	260,642,000.00	0.00	441,809.91	0.00	0.00	441,809.91	260,642,000.00	31.47%	30.00%
A-SB	08162XBH6	1.850900%	18,529,000.00	18,529,000.00	0.00	28,579.44	0.00	0.00	28,579.44	18,529,000.00	31.47%	30.00%
A-S	08162XBL7	2.374800%	66,519,000.00	66,519,000.00	0.00	131,641.10	0.00	0.00	131,641.10	66,519,000.00	23.34%	22.25%
B	08162XBM5	2.526600%	38,624,000.00	38,624,000.00	0.00	81,322.83	0.00	0.00	81,322.83	38,624,000.00	18.62%	17.75%
C	08162XBN3	3.385600%	40,770,000.00	40,770,000.00	0.00	115,025.76	0.00	0.00	115,025.76	40,770,000.00	13.64%	13.00%
D	08162XAL8	2.000000%	28,968,000.00	28,968,000.00	0.00	48,280.00	0.00	0.00	48,280.00	28,968,000.00	10.10%	9.63%
E	08162XAN4	2.000000%	21,458,000.00	21,458,000.00	0.00	35,763.33	0.00	0.00	35,763.33	21,458,000.00	7.47%	7.13%
F	08162XAQ7	2.250000%	12,875,000.00	12,875,000.00	0.00	24,140.63	0.00	0.00	24,140.63	12,875,000.00	5.90%	5.63%
G	08162XAS3	2.250000%	10,729,000.00	10,729,000.00	0.00	20,116.88	0.00	0.00	20,116.88	10,729,000.00	4.59%	4.38%
H	08162XAU8	2.250000%	8,583,000.00	8,583,000.00	0.00	16,093.13	0.00	0.00	16,093.13	8,583,000.00	3.54%	3.38%
NR*	08162XAW4	2.250000%	28,968,432.00	28,968,432.00	0.00	15,232.54	0.00	0.00	15,232.54	28,968,432.00	0.00%	0.00%
S	08162XAY0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162XBA1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Class RR	08162XBP8	3.548655%	35,420,444.00	34,896,986.51	1,126,866.99	101,584.94	0.00	0.00	1,228,451.93	33,770,119.52	0.00%	0.00%
RR Interest	N/A	3.548655%	9,754,000.00	9,609,851.49	310,314.03	27,974.23	0.00	0.00	338,288.26	9,299,537.46	0.00%	0.00%
Regular SubTotal			903,488,876.00	890,136,756.00	28,743,620.32	1,548,472.58	0.00	0.00	30,292,092.90	861,393,135.68

X-A	08162XBJ2	1.600259%	667,339,000.00	654,654,486.00	0.00	873,014.11	0.00	0.00	873,014.11	627,348,046.70
X-B	08162XBK9	0.580946%	79,394,000.00	79,394,000.00	0.00	38,436.34	0.00	0.00	38,436.34	79,394,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	08162XAA2	1.548655%	50,426,000.00	50,426,000.00	0.00	65,077.06	0.00	0.00	65,077.06	50,426,000.00
X-F	08162XAC8	1.298655%	12,875,000.00	12,875,000.00	0.00	13,933.49	0.00	0.00	13,933.49	12,875,000.00
X-G	08162XAE4	1.298655%	10,729,000.00	10,729,000.00	0.00	11,611.06	0.00	0.00	11,611.06	10,729,000.00
X-H	08162XAG9	1.298655%	8,583,000.00	8,583,000.00	0.00	9,288.63	0.00	0.00	9,288.63	8,583,000.00
X-NR	08162XAJ3	1.298655%	28,968,432.00	28,968,432.00	0.00	31,350.00	0.00	0.00	31,350.00	28,968,432.00
Notional SubTotal			858,314,432.00	845,629,918.00	0.00	1,042,710.69	0.00	0.00	1,042,710.69	818,323,478.70

Deal Distribution Total					28,743,620.32	2,591,183.27	0.00	0.00	31,334,803.59

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162XBC7	27.70856968	27.70856968	0.01284532	0.00000000	0.00000000	0.00000000	0.00000000	27.72141499	0.00000000
A-2	08162XBD5	1,000.00000000	386.42945875	1.45858335	0.00000000	0.00000000	0.00000000	0.00000000	387.88804211	613.57054125
A-3	08162XBE3	1,000.00000000	0.00000000	1.62116661	0.00000000	0.00000000	0.00000000	0.00000000	1.62116661	1,000.00000000
A-4	08162XBF0	1,000.00000000	0.00000000	1.45516665	0.00000000	0.00000000	0.00000000	0.00000000	1.45516665	1,000.00000000
A-5	08162XBG8	1,000.00000000	0.00000000	1.69508333	0.00000000	0.00000000	0.00000000	0.00000000	1.69508333	1,000.00000000
A-SB	08162XBH6	1,000.00000000	0.00000000	1.54241675	0.00000000	0.00000000	0.00000000	0.00000000	1.54241675	1,000.00000000
A-S	08162XBL7	1,000.00000000	0.00000000	1.97899998	0.00000000	0.00000000	0.00000000	0.00000000	1.97899998	1,000.00000000
B	08162XBM5	1,000.00000000	0.00000000	2.10549995	0.00000000	0.00000000	0.00000000	0.00000000	2.10549995	1,000.00000000
C	08162XBN3	1,000.00000000	0.00000000	2.82133333	0.00000000	0.00000000	0.00000000	0.00000000	2.82133333	1,000.00000000
D	08162XAL8	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
E	08162XAN4	1,000.00000000	0.00000000	1.66666651	0.00000000	0.00000000	0.00000000	0.00000000	1.66666651	1,000.00000000
F	08162XAQ7	1,000.00000000	0.00000000	1.87500039	0.00000000	0.00000000	0.00000000	0.00000000	1.87500039	1,000.00000000
G	08162XAS3	1,000.00000000	0.00000000	1.87500047	0.00000000	0.00000000	0.00000000	0.00000000	1.87500047	1,000.00000000
H	08162XAU8	1,000.00000000	0.00000000	1.87500058	0.00000000	0.00000000	0.00000000	0.00000000	1.87500058	1,000.00000000
NR	08162XAW4	1,000.00000000	0.00000000	0.52583240	1.34916760	12.58255849	0.00000000	0.00000000	0.52583240	1,000.00000000
S	08162XAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162XBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Class RR	08162XBP8	985.22159999	31.81402780	2.86797478	0.04553500	0.42743055	0.00000000	0.00000000	34.68200257	953.40757219
RR Interest	N/A	985.22160037	31.81402809	2.86797519	0.04553517	0.42743182	0.00000000	0.00000000	34.68200328	953.40757228

Notional Certificates
X-A	08162XBJ2	980.99239817	0.00000000	1.30820184	0.00000000	0.00000000	0.00000000	0.00000000	1.30820184	940.07400542
X-B	08162XBK9	1,000.00000000	0.00000000	0.48412147	0.00000000	0.00000000	0.00000000	0.00000000	0.48412147	1,000.00000000
X-D	08162XAA2	1,000.00000000	0.00000000	1.29054575	0.00000000	0.00000000	0.00000000	0.00000000	1.29054575	1,000.00000000
X-F	08162XAC8	1,000.00000000	0.00000000	1.08221282	0.00000000	0.00000000	0.00000000	0.00000000	1.08221282	1,000.00000000
X-G	08162XAE4	1,000.00000000	0.00000000	1.08221269	0.00000000	0.00000000	0.00000000	0.00000000	1.08221269	1,000.00000000
X-H	08162XAG9	1,000.00000000	0.00000000	1.08221251	0.00000000	0.00000000	0.00000000	0.00000000	1.08221251	1,000.00000000
X-NR	08162XAJ3	1,000.00000000	0.00000000	1.08221253	0.00000000	0.00000000	0.00000000	0.00000000	1.08221253	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/25 - 02/28/25	30	0.00	167.58	0.00	167.58	0.00	0.00	0.00	167.58	0.00
A-2	02/01/25 - 02/28/25	30	0.00	101,704.10	0.00	101,704.10	0.00	0.00	0.00	101,704.10	0.00
A-3	02/01/25 - 02/28/25	30	0.00	111,657.85	0.00	111,657.85	0.00	0.00	0.00	111,657.85	0.00
A-4	02/01/25 - 02/28/25	30	0.00	247,378.33	0.00	247,378.33	0.00	0.00	0.00	247,378.33	0.00
A-5	02/01/25 - 02/28/25	30	0.00	441,809.91	0.00	441,809.91	0.00	0.00	0.00	441,809.91	0.00
A-SB	02/01/25 - 02/28/25	30	0.00	28,579.44	0.00	28,579.44	0.00	0.00	0.00	28,579.44	0.00
X-A	02/01/25 - 02/28/25	30	0.00	873,014.11	0.00	873,014.11	0.00	0.00	0.00	873,014.11	0.00
X-B	02/01/25 - 02/28/25	30	0.00	38,436.34	0.00	38,436.34	0.00	0.00	0.00	38,436.34	0.00
A-S	02/01/25 - 02/28/25	30	0.00	131,641.10	0.00	131,641.10	0.00	0.00	0.00	131,641.10	0.00
B	02/01/25 - 02/28/25	30	0.00	81,322.83	0.00	81,322.83	0.00	0.00	0.00	81,322.83	0.00
C	02/01/25 - 02/28/25	30	0.00	115,025.76	0.00	115,025.76	0.00	0.00	0.00	115,025.76	0.00
X-D	02/01/25 - 02/28/25	30	0.00	65,077.06	0.00	65,077.06	0.00	0.00	0.00	65,077.06	0.00
X-F	02/01/25 - 02/28/25	30	0.00	13,933.49	0.00	13,933.49	0.00	0.00	0.00	13,933.49	0.00
X-G	02/01/25 - 02/28/25	30	0.00	11,611.06	0.00	11,611.06	0.00	0.00	0.00	11,611.06	0.00
X-H	02/01/25 - 02/28/25	30	0.00	9,288.63	0.00	9,288.63	0.00	0.00	0.00	9,288.63	0.00
X-NR	02/01/25 - 02/28/25	30	0.00	31,350.00	0.00	31,350.00	0.00	0.00	0.00	31,350.00	0.00
D	02/01/25 - 02/28/25	30	0.00	48,280.00	0.00	48,280.00	0.00	0.00	0.00	48,280.00	0.00
E	02/01/25 - 02/28/25	30	0.00	35,763.33	0.00	35,763.33	0.00	0.00	0.00	35,763.33	0.00
F	02/01/25 - 02/28/25	30	0.00	24,140.63	0.00	24,140.63	0.00	0.00	0.00	24,140.63	0.00
G	02/01/25 - 02/28/25	30	0.00	20,116.88	0.00	20,116.88	0.00	0.00	0.00	20,116.88	0.00
H	02/01/25 - 02/28/25	30	0.00	16,093.13	0.00	16,093.13	0.00	0.00	0.00	16,093.13	0.00
NR	02/01/25 - 02/28/25	30	324,804.72	54,315.81	0.00	54,315.81	39,083.27	0.00	0.00	15,232.54	364,496.99
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class RR	02/01/25 - 02/28/25	30	13,487.03	103,197.80	0.00	103,197.80	1,612.87	0.00	0.00	101,584.94	15,139.78
RR Interest	02/01/25 - 02/28/25	30	3,714.04	28,418.37	0.00	28,418.37	444.15	0.00	0.00	27,974.23	4,169.17
Totals			342,005.79	2,632,323.54	0.00	2,632,323.54	41,140.29	0.00	0.00	2,591,183.27	383,805.94

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	31,334,803.59
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,475,295.16	Master Servicing Fee	5,297.59
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,919.78
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	347.00
ARD Interest	0.00	Operating Advisor Fee	1,003.31
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	173.50
Extension Interest	0.00
Interest Reserve Withdrawal	169,769.57
Total Interest Collected	2,645,064.73	Total Fees	12,741.19

Principal		Expenses/Reimbursements
Scheduled Principal	28,743,620.33	Reimbursement for Interest on Advances	(38.60)
Unscheduled Principal Collections		ASER Amount	33,026.71
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,152.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	28,743,620.33	Total Expenses/Reimbursements	41,140.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,591,183.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	28,743,620.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	31,334,803.59
Total Funds Collected	31,388,685.06	Total Funds Distributed	31,388,685.06

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	890,136,756.00	890,136,756.00	Beginning Certificate Balance	890,136,756.00
(-) Scheduled Principal Collections	28,743,620.33	28,743,620.33	(-) Principal Distributions	28,743,620.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	861,393,135.67	861,393,135.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	890,421,028.59	890,421,028.59	Ending Certificate Balance	861,393,135.68
Ending Actual Collateral Balance	861,735,753.77	861,735,753.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.01
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	25,886,517.90	3.01%	67	3.6100	NAP	Defeased	1	25,886,517.90	3.01%	67	3.6100	NAP
	9,999,999 or less	10	61,290,468.46	7.12%	58	3.6908	2.498959	1.49 or less	1	23,879,186.71	2.77%	67	3.6900	1.280000
10,000,000 to 19,999,999		12	167,950,320.10	19.50%	61	3.5342	2.715106	1.50 to 1.74	4	88,216,513.57	10.24%	55	3.6814	1.688116
20,000,000 to 24,999,999		5	111,712,519.71	12.97%	62	3.5183	2.965579	1.75 to 1.99	1	2,300,000.00	0.27%	7	4.0300	1.990000
25,000,000 to 49,999,999		14	432,053,309.50	50.16%	55	3.5368	3.016448	2.00 to 2.24	5	141,253,846.18	16.40%	60	3.5816	2.103275
	50,000,000 or greater	1	62,500,000.00	7.26%	60	3.6800	2.010000	2.25 or greater	31	579,857,071.31	67.32%	57	3.5230	3.256304
	Totals	43	861,393,135.67	100.00%	58	3.5574	2.797783	Totals	43	861,393,135.67	100.00%	58	3.5574	2.797783
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	25,886,517.90	3.01%	67	3.6100	NAP
							Defeased	2	25,886,517.90	3.01%	67	3.6100	NAP
Alabama	1	7,776,586.36	0.90%	58	3.9900	2.560000
							Industrial	47	102,047,560.42	11.85%	47	3.7609	2.410283
Arizona	1	40,400,000.00	4.69%	31	3.5600	2.480000
							Lodging	2	70,000,000.00	8.13%	60	3.5580	6.150000
California	8	213,250,000.00	24.76%	66	3.2944	2.720410
							Mixed Use	7	154,779,186.71	17.97%	60	3.6263	2.191789
Florida	2	16,551,135.64	1.92%	39	3.6173	2.587123
							Multi-Family	2	10,950,000.00	1.27%	67	3.8807	2.829269
Georgia	9	3,944,665.01	0.46%	5	4.6282	3.570000
							Office	18	447,493,413.21	51.95%	58	3.4371	2.701677
Idaho	3	10,972,067.83	1.27%	67	4.2800	1.620000
							Retail	2	15,026,586.36	1.74%	62	3.7304	2.892910
Illinois	11	43,553,473.94	5.06%	41	3.6760	2.256213
							Self Storage	8	35,209,871.07	4.09%	67	3.9802	1.993997
Indiana	1	1,534,615.39	0.18%	5	4.6282	3.570000
							Totals	88	861,393,135.67	100.00%	58	3.5574	2.797783
Kansas	1	11,959,906.54	1.39%	52	3.2500	2.230000

Kentucky	1	213,647.64	0.02%	5	4.6282	3.570000

Louisiana	1	7,080,000.00	0.82%	67	3.4670	2.350000

Maryland	1	464,640.20	0.05%	5	4.6282	3.570000

Michigan	3	55,073,355.44	6.39%	66	3.6461	2.179430

Minnesota	2	44,437,127.45	5.16%	67	3.5734	1.833442

Nevada	2	70,000,000.00	8.13%	60	3.5580	6.150000

New Jersey	1	5,200,000.00	0.60%	67	3.8000	2.420000

New York	7	186,300,000.00	21.63%	62	3.4562	2.624037

Ohio	2	582,754.34	0.07%	5	4.6282	3.570000

Oregon	1	2,413,624.17	0.28%	67	4.2800	1.620000

Pennsylvania	1	4,800,000.00	0.56%	67	3.8000	2.420000

Texas	24	93,220,956.64	10.82%	41	3.9943	2.768658

Washington	2	9,894,179.07	1.15%	67	4.0374	2.395557

Wisconsin	1	5,883,882.10	0.68%	67	3.1970	2.060000

Totals	88	861,393,135.67	100.00%	58	3.5574	2.797783

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	25,886,517.90	3.01%	67	3.6100	NAP	Defeased	1	25,886,517.90	3.01%	67	3.6100	NAP
	3.00000% or less	2	40,000,000.00	4.64%	66	2.8000	3.960000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.00001% to 3.50000%	17	303,050,524.60	35.18%	65	3.2903	2.563533	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.50001% to 4.00000%	16	389,175,737.15	45.18%	58	3.6407	2.974381	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.50000%	5	68,280,356.02	7.93%	43	4.1434	2.219701	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% or greater	2	35,000,000.00	4.06%	5	4.6282	3.570000	49 months or greater	42	835,506,617.77	96.99%	58	3.5558	2.835823
	Totals	43	861,393,135.67	100.00%	58	3.5574	2.797783	Totals	43	861,393,135.67	100.00%	58	3.5574	2.797783
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	25,886,517.90	3.01%	67	3.6100	NAP	Defeased	1	25,886,517.90	3.01%	67	3.6100	NAP
	60 months or less	14	344,646,550.44	40.01%	45	3.7309	3.158630	Interest Only	34	685,630,000.00	79.60%	56	3.5236	3.017946
61 months to 84 months		28	490,860,067.33	56.98%	67	3.4329	2.609171	300 months or less	1	34,386,642.50	3.99%	67	3.4400	1.700000
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or greater	7	115,489,975.27	13.41%	65	3.7814	2.092798
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	43	861,393,135.67	100.00%	58	3.5574	2.797783
	Totals	43	861,393,135.67	100.00%	58	3.5574	2.797783
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	25,886,517.90	3.01%	67	3.6100	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	42	835,506,617.77	96.99%	58	3.5558	2.835823
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	861,393,135.67	100.00%	58	3.5574	2.797783
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-C1	30318732	OF	Sunnyvale	CA	Actual/360	3.369%	26,205.50	0.00	0.00	N/A	08/06/30	--	10,000,000.00	10,000,000.00	03/06/25
1A-1-C2	30318733				Actual/360	3.369%	39,308.26	0.00	0.00	N/A	08/06/30	--	15,000,000.00	15,000,000.00	03/06/25
1A-1-C3	30318734				Actual/360	3.369%	52,411.01	0.00	0.00	N/A	08/06/30	--	20,000,000.00	20,000,000.00	03/06/25
1A-1-C4	30318735				Actual/360	3.369%	65,513.76	0.00	0.00	N/A	08/06/30	--	25,000,000.00	25,000,000.00	03/06/25
1A-1-C6	30318736				Actual/360	3.369%	12,709.67	0.00	0.00	N/A	08/06/30	--	4,850,000.00	4,850,000.00	03/06/25
2A4	30506338				Actual/360	3.201%	43,569.17	0.00	0.00	N/A	10/11/30	--	17,500,000.00	17,500,000.00	03/11/25
2A5	30506339				Actual/360	3.201%	43,569.17	0.00	0.00	N/A	10/11/30	--	17,500,000.00	17,500,000.00	03/11/25
2A6	30318740	OF	New York	NY	Actual/360	3.201%	62,241.67	0.00	0.00	N/A	10/11/30	--	25,000,000.00	25,000,000.00	03/11/25
2A7	30318741				Actual/360	3.201%	24,896.67	0.00	0.00	N/A	10/11/30	--	10,000,000.00	10,000,000.00	03/11/25
3A-13-4	30318742	LO	Las Vegas	NV	Actual/360	3.558%	129,142.22	0.00	0.00	03/05/30	03/05/32	--	46,666,667.00	46,666,667.00	03/05/25
3A-15-4	30318743				Actual/360	3.558%	64,571.11	0.00	0.00	03/05/30	03/05/32	--	23,333,333.00	23,333,333.00	03/05/25
4A1	30505220	MU	New York	NY	Actual/360	3.680%	178,888.89	0.00	0.00	N/A	03/01/30	--	62,500,000.00	62,500,000.00	03/01/25
5	30506319	OF	Tempe	AZ	Actual/360	3.560%	111,863.11	0.00	0.00	N/A	10/01/27	--	40,400,000.00	40,400,000.00	03/01/25
6A4	30318371	OF	San Jose	CA	Actual/360	2.800%	54,444.44	0.00	0.00	N/A	09/06/30	--	25,000,000.00	25,000,000.00	03/06/25
6A6	30318373				Actual/360	2.800%	32,666.67	0.00	0.00	N/A	09/06/30	--	15,000,000.00	15,000,000.00	03/06/25
7	30318744	OF	Sacramento	CA	Actual/360	3.067%	94,225.06	0.00	0.00	N/A	10/06/30	--	39,500,000.00	39,500,000.00	03/06/25
8	30506320	IN	Bloomington	MN	Actual/360	3.440%	92,275.52	101,714.95	0.00	N/A	10/06/30	--	34,488,357.45	34,386,642.50	03/06/25
9A5	30506072	Various Various		Various	Actual/360	4.628%	89,992.78	0.00	0.00	N/A	08/07/25	--	25,000,000.00	25,000,000.00	03/07/25
9A7	30506074				Actual/360	4.628%	35,997.11	0.00	0.00	N/A	08/07/25	--	10,000,000.00	10,000,000.00	03/07/25
10	30506279	OF	Austin	TX	Actual/360	4.130%	103,112.33	0.00	0.00	N/A	10/06/27	--	32,100,000.00	32,100,000.00	03/06/25
11A-2-A	30530100	OF	Chicago	IL	30/360	3.530%	88,250.00	0.00	0.00	N/A	09/01/28	--	30,000,000.00	30,000,000.00	03/03/25
12A3-1	30505138	MU	Redmond	WA	Actual/360	3.850%	14,182.58	4,736,296.26	0.00	N/A	03/06/25	--	4,736,296.26	0.00	03/06/25
12A4	30505139				Actual/360	3.850%	70,912.88	23,681,480.93	0.00	N/A	03/06/25	--	23,681,480.93	0.00	03/06/25
13	30318745	OF	Ann Arbor	MI	Actual/360	3.572%	83,346.67	0.00	0.00	N/A	10/06/30	--	30,000,000.00	30,000,000.00	03/06/25
14	30506246	OF	San Jose	CA	Actual/360	3.630%	81,876.67	0.00	0.00	N/A	10/06/30	--	29,000,000.00	29,000,000.00	03/06/25
15	30506283	Various Various		CA	Actual/360	3.610%	72,841.16	56,120.25	0.00	N/A	10/06/30	--	25,942,638.15	25,886,517.90	03/06/25
16A2	30318519	OF	Plano	TX	Actual/360	3.624%	70,466.67	0.00	0.00	09/06/30	08/06/31	--	25,000,000.00	25,000,000.00	03/06/25
17A1	30318746	MU	Bronx	NY	Actual/360	3.493%	67,919.44	0.00	0.00	N/A	10/06/30	--	25,000,000.00	25,000,000.00	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18A1	30506104	MU	Troy	MI	Actual/360	3.690%	68,666.04	46,263.35	0.00	N/A	10/01/30	--	23,925,450.06	23,879,186.71	07/01/24
19A3	30318390	IN	Various	Various	Actual/360	3.250%	60,919.44	0.00	0.00	N/A	07/06/29	--	24,100,000.00	24,100,000.00	03/06/25
20	30318748	OF	Houston	TX	Actual/360	3.718%	57,292.80	42,348.36	0.00	N/A	12/06/29	--	19,812,312.44	19,769,964.08	03/06/25
21	30506327	MU	Yorba Linda	CA	Actual/360	3.735%	59,262.00	0.00	0.00	N/A	10/06/30	--	20,400,000.00	20,400,000.00	03/06/25
22	30506282	SS	Various	Various	Actual/360	4.280%	60,473.83	36,500.75	0.00	N/A	10/06/30	--	18,166,371.82	18,129,871.07	03/06/25
23A-1-5-B	30318749	MU	New York	NY	Actual/360	3.160%	36,866.67	0.00	0.00	N/A	03/06/30	--	15,000,000.00	15,000,000.00	03/06/25
24	30506278	IN	Maple Grove	MN	Actual/360	4.030%	31,558.46	17,793.62	0.00	N/A	10/06/30	--	10,068,278.57	10,050,484.95	03/06/25
25	30506280	SS	Various	Various	Actual/360	3.800%	29,555.56	0.00	0.00	N/A	10/06/30	--	10,000,000.00	10,000,000.00	03/06/25
26	30318750	OF	Culver City	CA	Actual/360	3.760%	27,782.22	0.00	0.00	N/A	10/06/30	--	9,500,000.00	9,500,000.00	03/06/25
27	30318751	RT	Pell City	AL	Actual/360	3.990%	24,173.74	13,019.70	0.00	N/A	01/06/30	--	7,789,606.06	7,776,586.36	03/06/25
28	30506281	RT	Chicago	IL	Actual/360	3.452%	19,465.44	0.00	0.00	N/A	10/06/30	--	7,250,000.00	7,250,000.00	03/06/25
29	30318752	SS	Jefferson	LA	Actual/360	3.467%	19,091.61	0.00	0.00	N/A	10/06/30	--	7,080,000.00	7,080,000.00	03/06/25
30	30318753	IN	Watertown	WI	Actual/360	3.197%	14,660.64	12,082.16	0.00	N/A	10/06/30	--	5,895,964.26	5,883,882.10	01/06/25
31	30506318	MF	Brooklyn	NY	Actual/360	3.940%	17,773.78	0.00	0.00	N/A	10/06/30	--	5,800,000.00	5,800,000.00	03/06/25
32	30506260	MU	New York	NY	Actual/360	4.030%	17,866.33	0.00	0.00	N/A	10/06/25	--	5,700,000.00	5,700,000.00	03/06/25
33	30506364	MF	West Richland	WA	Actual/360	3.814%	15,277.19	0.00	0.00	N/A	10/06/30	--	5,150,000.00	5,150,000.00	03/06/25
34	30506261	MU	New York	NY	Actual/360	4.030%	7,209.22	0.00	0.00	N/A	10/06/25	--	2,300,000.00	2,300,000.00	03/06/25
Totals							2,475,295.16	28,743,620.33	0.00				890,136,756.00	861,393,135.67
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-C1	17,731,546.00	16,887,602.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C2	17,731,546.00	16,887,602.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C3	17,731,546.00	16,887,602.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C4	17,731,546.00	16,887,602.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C6	17,731,546.00	16,887,602.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4	15,011,099.00	17,712,852.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	15,011,099.00	17,712,852.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	15,011,099.00	17,712,852.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A7	15,011,099.00	17,712,852.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-13-4	675,005,088.00	705,423,224.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-15-4	675,005,088.00	705,423,224.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	9,889,194.73	9,564,762.61	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,577,483.32	3,643,308.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	18,035,861.77	18,080,525.64	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A6	18,035,861.77	18,080,525.64	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,714,644.04	3,606,804.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,313,334.03	4,245,240.44	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A5	41,353,894.66	42,096,040.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A7	41,353,894.66	42,096,040.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,542,867.56	936,061.54	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-2-A	14,678,482.90	15,355,217.43	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3-1	11,633,815.75	11,710,110.52	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12A4	11,633,815.75	11,710,110.52	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,215,428.61	3,320,055.91	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,792,041.93	3,072,818.39	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16A2	6,207,526.00	6,842,507.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17A1	4,865,364.76	4,761,927.73	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18A1	3,882,624.28	3,220,530.83	01/01/24	12/31/24	06/11/24	11,515,365.83	286,624.64	81,633.23	632,404.40	0.00	0.00
19A3	10,290,041.73	10,383,456.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,034,965.55	1,914,578.56	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,044,625.43	2,167,227.95	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,019,442.83	1,930,957.66	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23A-1-5-B	49,917,843.00	48,329,525.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,330,696.01	1,444,337.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,074,982.00	960,187.80	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	937,487.86	972,012.92	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	923,277.68	826,283.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	854,548.10	843,271.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	596,446.88	598,101.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	730,672.85	682,347.32	01/01/24	09/30/24	--	0.00	0.00	26,676.40	53,461.42	0.00	0.00
31	532,657.88	603,020.85	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	143,420.80	369,356.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	115,691.55	0.00
33	603,292.17	627,906.57	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	198,224.12	193,163.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	62,547.23	0.00
Totals	1,775,671,063.41	1,841,324,194.62				11,515,365.83	286,624.64	108,309.62	685,865.82	178,238.78	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/25	1	5,883,882.10	0	0.00	1	23,879,186.71	0	0.00	1	23,879,186.71	0	0.00	0	0.00	0	0.00	3.557435%	3.538922%	58
02/18/25	0	0.00	0	0.00	1	23,925,450.06	0	0.00	1	23,925,450.06	0	0.00	0	0.00	0	0.00	3.566821%	3.548522%	57
01/17/25	0	0.00	0	0.00	1	23,964,233.10	0	0.00	1	23,964,233.10	0	0.00	0	0.00	0	0.00	3.566868%	3.548569%	58
12/17/24	0	0.00	0	0.00	1	24,002,893.30	0	0.00	1	24,002,893.30	0	0.00	0	0.00	0	0.00	3.566910%	3.548612%	59
11/18/24	0	0.00	0	0.00	1	24,043,887.74	0	0.00	1	24,043,887.74	0	0.00	0	0.00	0	0.00	3.566956%	3.548658%	60
10/18/24	0	0.00	0	0.00	1	24,082,295.64	0	0.00	1	24,082,295.64	0	0.00	0	0.00	0	0.00	3.566998%	3.548700%	61
09/17/24	0	0.00	0	0.00	1	24,123,046.66	0	0.00	1	24,123,046.66	0	0.00	0	0.00	0	0.00	3.567043%	3.548746%	62
08/16/24	0	0.00	0	0.00	1	24,161,203.82	0	0.00	1	24,161,203.82	0	0.00	0	0.00	0	0.00	3.567085%	3.548788%	63
07/17/24	0	0.00	0	0.00	1	24,199,240.12	1	24,199,240.12	0	0.00	0	0.00	0	0.00	0	0.00	3.567126%	3.548829%	64
06/17/24	0	0.00	0	0.00	1	24,239,632.64	1	24,239,632.64	0	0.00	0	0.00	0	0.00	0	0.00	3.567171%	3.548874%	65
05/17/24	0	0.00	0	0.00	1	24,277,420.53	1	24,277,420.53	0	0.00	0	0.00	0	0.00	0	0.00	3.567212%	3.548916%	66
04/17/24	0	0.00	0	0.00	1	24,317,573.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567256%	3.548960%	67
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18A1	30506104	07/01/24	7	6	81,633.23	632,404.40	0.00	24,199,240.12	12/18/23	7			07/11/24
30	30318753	01/06/25	1	1	26,676.40	53,461.42	0.00	5,906,446.78
Totals					108,309.62	685,865.82	0.00	30,105,686.90
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		35,000,000	35,000,000		0	0
7 - 12 Months		8,000,000	8,000,000		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		72,500,000	72,500,000		0	0
37 - 48 Months		30,000,000	30,000,000		0	0
49 - 60 Months		129,146,550	129,146,550		0	0
> 60 Months		586,746,585	556,983,516		5,883,882	23,879,187

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	861,393,136	831,630,067	5,883,882	0	0	23,879,187
Feb-25	890,136,756	866,211,306	0	0	0	23,925,450
Jan-25	890,462,783	866,498,550	0	0	0	23,964,233
Dec-24	890,777,417	866,774,524	0	0	0	24,002,893
Nov-24	891,108,343	867,064,455	0	0	0	24,043,888
Oct-24	891,420,933	867,338,638	0	0	0	24,082,296
Sep-24	891,749,888	867,626,841	0	0	0	24,123,047
Aug-24	892,060,447	867,899,243	0	0	0	24,161,204
Jul-24	892,370,023	868,170,783	0	0	0	24,199,240
Jun-24	892,696,070	868,456,437	0	0	0	24,239,633
May-24	893,003,634	868,726,214	0	0	0	24,277,421
Apr-24	893,327,740	869,010,166	0	0	24,317,573 0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30506279	32,100,000.00	32,100,000.00	53,600,000.00	06/18/20	898,069.04	2.67000	03/31/24	10/06/27	I/O
18A1	30506104	23,879,186.71	24,199,240.12	22,400,000.00	03/07/24	2,740,522.43	1.28000	12/31/24	10/01/30	306
20	30318748	19,769,964.08	19,769,964.08	32,600,000.00	07/01/20	1,881,394.81	2.10000	09/30/24	12/06/29	306
Totals		75,749,150.79	76,069,204.20	108,600,000.00		5,519,986.28

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
10	30506279	OF	TX	12/30/24	9

3/11/2025 - Effective December 30, 2024, the loan was transferred to special servicing due to a breach of cash and cash equivalents requirements and the quick ratio calculation threshold. The loan is now pending return to the Master Servicer, with no further action required.

18A1	30506104	MU	MI	12/18/23	7

"3/11/2025 - The Loan was transferred to the Special Servicer on 12/18/2023 due to Mortgage Fraud. Borrower intentionally defrauded Lender by misrepresenting the value of the Property to obtain the Loan.

Foreclosure sale was completed on 5/28 and Lender had the winning bid. The redemption period expired in November 2024 and Lender has obtained full legal title of the asset. Recently, SS obtained Lender''s approval to market the asset for sale and is finalizing the listing agreement with the broke r. Marketing efforts are expected to commence by mid-March. At SS''s direction, counsel has initiated the guarantor lawsuit."

20	30318748	OF	TX	02/11/25	98

3/11/2025 - Loan transferred to special servicing effective February 13,2025 due to Imminent Monetary Default. Borrower requested the transfer to evaluate a potential loan modification. The loan remains current and is due for the March 2025 payment. Borrower has recently submitted a loan modification proposal which the SS is reviewing and will subsequently make a recommendation to Lender.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18A1	0.00	0.00	4,652.17	0.00	0.00	33,026.71	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(38.60)	0.00	0.00	0.00
Total	0.00	0.00	8,152.17	0.00	0.00	33,026.71	0.00	0.00	(38.60)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		41,140.28

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Supplemental Notes
None

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